UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Investment Advisors, Inc.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
October 18, 2006

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1 (but also see below)

Form 13F Information Table Entry Total: 100
Form 13F Information Table Value Total: $3,882,629 (thousands)

List of Other Included Managers:

No.  Form 13F File Number  Name

1     028-10986            Madison Asset Management, LLC

  Note that this filing by Madison Investment Advisors, Inc. also includes its separately registered investment advisor subsidiary:
     Madison Mosaic, LLC d/b/a Mosaic Funds

                                                            FORM 13F INFORMATION TABLE
                                                     VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ---------- ------ -------- ------
Abercrombie & Fitch            COM         002896207     6524   93900 SH       SOLE                  93900
Affiliated Managers Group      COM         008252108     1111   11100 SH       SOLE                  11100
Altera Corp.                   COM         021441100     6404  348400 SH       SOLE                 348400
American Eagle Outfitters      COM         02553E106     8766  200000 SH       SOLE                 200000
American International Group   COM         026874107      717   10825 SH       SOLE                  10825
Amgen, Inc.                    COM         031162100   116367 1626828 SH       SOLE                1571033           55710
Apache Corp                    COM         037411105     9297  147100 SH       SOLE                 147100
Apollo Group Inc.              COM         037604105    93192 1892616 SH       SOLE                1826147           63989
Applied Materials, Inc.        COM         038222105     8191  462000 SH       SOLE                 462000
Autoliv, Inc.                  COM         052800109    19264  349559 SH       SOLE                 336339           13110
Bed Bath Beyond Inc            COM         075896100    15878  415000 SH       SOLE                 415000
Berkshire Hathaway, Inc. Cl B  COM         084670207   111893   35253 SH       SOLE                  33686            1564
Best Buy Company               COM         086516101     5099   95200 SH       SOLE                  95200
Biogen Idec                    COM         09062x103     7417  166000 SH       SOLE                 166000
Biomet Inc.                    COM         090613100     8733  271300 SH       SOLE                 271300
Boeing                         COM         097023105      532    6750 SH       SOLE                                   6750
Boston Scientific              COM         101137107     3233  218600 SH       SOLE                 218600
Bristol-Myers Squibb           COM         110122108      869   34887 SH       SOLE                  16267           18620
Cabela's Inc Cl A              COM         126804301    21497  989286 SH       SOLE                 949610           34506
Capital One Finl Corp          COM         14040H105     7463   94875 SH       SOLE                  94875
Carmax, Inc.                   COM         143130102    17434  417991 SH       SOLE                 401256           14425
Charles River Laboratories     COM         159864107   111464 2567706 SH       SOLE                2477771           86615
Check Point Software Tech.     COM         M22465104     8416  441100 SH       SOLE                 441100
Cintas Corp.                   COM         172908105    25611  627254 SH       SOLE                 606444           18155
Cisco Systems, Inc.            COM         17275R102   138786 6039409 SH       SOLE                5819515          219554
Citigroup, Inc.                COM         172967101   133943 2696650 SH       SOLE                2595539          100951
Clorox Co.                     COM         189054109    27596  438033 SH       SOLE                 420658           15095
Coach Inc.                     COM         189754104     5022  146000 SH       SOLE                 146000
Coca Cola Co                   COM         191216100    91236 2041994 SH       SOLE                1959169           82700
Comcast, Corp. - Cl A          COM         20030N101      747   20242 SH       SOLE                  20242
Comcast, Corp. Special Cl A    COM         20030N200    94317 2562264 SH       SOLE                2460268          101866
Community Health Systems       COM         203668108     4594  123000 SH       SOLE                 123000
Countrywide Credit Indus       COM         222372104     8707  248500 SH       SOLE                 248500
Dell Computer Corp             COM         24702R101     7823  342500 SH       SOLE                 342500
Discovery Holding Co-A         COM         25468Y107    20065 1387647 SH       SOLE                1333244           46948
Dover Corp.                    COM         260003108   130205 2744617 SH       SOLE                2645867           96035
EBAY Inc.                      COM         278642103     9138  322200 SH       SOLE                 322200
Estee Lauder Co Class A        COM         518439104    78443 1945027 SH       SOLE                1896042           47120
FLIR Systems, Inc.             COM         302445101    30452 1121224 SH       SOLE                1089249           27765
First Data Corp                COM         319963104     3498   83290 SH       SOLE                  82835             455
Fiserv, Inc                    COM         337738108   107936 2292112 SH       SOLE                2214591           74316
Flextronics Intl LTD           COM         Y2573F102     8248  652500 SH       SOLE                 652500
Google Inc                     COM         38259p508     4140   10300 SH       SOLE                  10300
Harley-Davidson Inc            COM         412822108     6733  107300 SH       SOLE                 107300
Health Mgmt Assoc. Inc.-A      COM         421933102     7794  372895 SH       SOLE                 371805            1090
Hewitt Associates Inc          COM         42822q100      607   25000 SH       SOLE                  25000
Hewlett-Packard                COM         428236103     5650  154000 SH       SOLE                 154000
Home Depot                     COM         437076102   111644 3078134 SH       SOLE                2969210          108759
Idex Corp.                     COM         45167R104     2481   57635 SH       SOLE                  57565
Int'l Game Technology          COM         459902102    28241  680495 SH       SOLE                 653660           23305
Intel Corp                     COM         458140100    10921  530925 SH       SOLE                 530925
Janus Capital Group, Inc.      COM         47102X105    16792  851519 SH       SOLE                 817254           29660
Johnson & Johnson              COM         478160104   142652 2196667 SH       SOLE                2108377           88175
Kohls Corp                     COM         500255104     1948   30000 SH       SOLE                  30000
Laboratory Crp of Amer Hldgs   COM         50540R409    23599  359900 SH       SOLE                 346870           11160
Liberty Global Inc.-Series C   COM         530555309     8819  351921 SH       SOLE                 334774           15139
Liberty Media Interactive A    COM         53071M104    61309 3008272 SH       SOLE                2886654          121421
Linear Tech Corp.              COM         535678106    87153 2800539 SH       SOLE                2708779           88870
Lowe's Companies               COM         548661107    13539  482500 SH       SOLE                 482500
MGIC Investment                COM         552848103    84645 1411460 SH       SOLE                1361960           49415
Markel Corp.                   COM         570535104    37441   91172 SH       SOLE                  87523            3160
Marsh & McLennan               COM         571748102    81256 2886526 SH       SOLE                2770346          116005
Maxim Integrated Prods         COM         57772K101     2654   94500 SH       SOLE                  94500
McDonalds                      COM         580135101    80511 2058045 SH       SOLE                1975532           82383
Medtronic Inc.                 COM         585055106     8229  177200 SH       SOLE                 177200
Mercury General Corp.          COM         589400100    14689  296095 SH       SOLE                 284925            9545
Merrill Lynch                  COM         590188108     8213  105000 SH       SOLE                 105000
Microsoft Corp                 COM         594918104   139804 5111672 SH       SOLE                4922744          188653
Mohawk Industries, Inc.        COM         608190104    27804  373458 SH       SOLE                 358843           12615
Morgan Stanley                 COM         617446448   144957 1988157 SH       SOLE                1913034           75003
NASDAQ-100 Index Tracking      COM         631100104    11971  294500 SH       SOLE                 294500
Novartis Ag                    ADR         66987v109   116065 1986055 SH       SOLE                1907165           78765
O-Reilly Automotive Inc.       COM         686091109    21004  632457 SH       SOLE                 605802           23240
Odyssey Re Holdings Corp       COM         67612W108    22811  675276 SH       SOLE                 648655           23026
Patterson Cos Inc.             COM         703395103    25688  764291 SH       SOLE                 739981           21340
Pfizer, Inc.                   COM         717081103     1917   67600 SH       SOLE                  67600
Proctor & Gamble               COM         742718109      217    3500 SH       SOLE                   3500
QLogic Corp                    COM         747277101      265   14000 SH       SOLE                  14000
Ross Stores, Inc.              COM         778296103     1880   74000 SH       SOLE                  74000
SEI Investments Co.            COM         784117103    28139  500788 SH       SOLE                 482853           15290
Scripps Co. (E.W.) - Cl A      COM         811054204    17742  370158 SH       SOLE                 356123           12100
Seagate Tech Inc-Escrow Shs    COM         33045Z           0   17049 SH       SOLE                  17049
Stryker Corp                   COM         863667101    68519 1381718 SH       SOLE                1330568           51070
Symantec Corp                  COM         871503108    98297 4619202 SH       SOLE                4451967          166970
Synovus Financial Corp         COM         87161C105    27987  952921 SH       SOLE                 915701           32280
Sysco Corp                     COM         871829107   113221 3384797 SH       SOLE                3262553          118704
Target Corporation             COM         87612E106   105470 1908956 SH       SOLE                1846968           61903
Tiffany & Co.                  COM         886547108    19325  582093 SH       SOLE                 558183           20740
Transocean Sedco Forex, Inc.   COM         G90078109     8376  114375 SH       SOLE                 114375
United Healthcare Corp.        COM         91324P102    99196 2016170 SH       SOLE                1935005           81040
United Parcel Service - Cl B   COM         911312106    79125 1099876 SH       SOLE                1058217           41594
Wal-Mart Stores                COM         931142103   133974 2716427 SH       SOLE                2605157          111100
Waste Management, Inc.         COM         94106L109    20756  565864 SH       SOLE                 543209           19610
Waters Corp.                   COM         941848103    20125  444460 SH       SOLE                 426410           15640
Wells Fargo & Co               COM         949746101    98509 2722752 SH       SOLE                2612922          109660
White Mountains Ins Grp        COM         G9618E107    25730   51775 SH       SOLE                  49685            1810
Williams-Sonoma, Inc.          COM         969904101     7174  221500 SH       SOLE                 221500
Xilinx, Inc.                   COM         983919101     2131   97100 SH       SOLE                  97100
Zebra Technologies Corp-Cl A   COM         989207105    19574  547683 SH       SOLE                 524263           20450
Zimmer Holdings Inc.           COM         98956P102     7088  105000 SH       SOLE                 105000